Document and Entity Information	Jun. 10, 2025
Cover [Abstract]
Entity Registrant Name	Calumet, Inc. /DE
Amendment Flag	false
Entity Central Index Key	0002013745
Document Type	8-K
Document Period End Date	Jun. 10, 2025
Entity Incorporation State Country Code	DE
Entity File Number	001-42172
Entity Tax Identification Number	36-5098520
Entity Address, Address Line One	1060 N. Capital Avenue
Entity Address, Address Line Two	Suite 6-401
Entity Address, City or Town	Indianapolis
Entity Address, State or Province	IN
Entity Address, Postal Zip Code	46204
City Area Code	(317)
Local Phone Number	328-5660
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	CLMT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false